Prepayment and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayment and Other current Assets

Prepayment and other current assets consist of the following:

	As of December 31,
	2025	2024
Prepayments and other receivable	$3,214,462	$1,785,635
Deposits	20,135,601	21,299,964
Total	$23,350,063	$23,085,599